Disclosures about Fair Value of Assets - Fair value measurements of assets recognized in balance sheets on recurring basis (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 111,395,306	$ 100,161,440
Fair Value, Measurements, Recurring | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	10,871,180	13,333,540
Fair Value, Measurements, Recurring | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	55,231,197	44,413,177
Fair Value, Measurements, Recurring | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	45,292,929	42,414,723
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	10,871,180	13,333,540
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	55,231,197	44,413,177
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	45,292,929	42,414,723
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 0	$ 0